Summarized Financial Information of Zonda Debtors (Details) - Zonda debtors $ in Thousands	1 Months Ended
Dec. 31, 2018 USD ($)
Summarized financial information, Income statement
Intercompany revenues	$ 1,410
Costs and expenses	(499)
Operating income	911
Net income	392
Summarized financial information
Current assets	5,569
Noncurrent assets	213,725
Current liabilities	1,864
Noncurrent liabilities	$ 331,786